Business Description and Accounting Policies: Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Deferred Tax Assets, Capital Loss Carryforwards	$ 1,357,000	$ 1,225,000	$ 1,074,000
Deferred Tax Assets, Valuation Allowance	1,357,000	1,225,000	1,074,000
Foreign Income Tax Expense (Benefit), Continuing Operations	$ 17,822	$ 17,925	$ 10,026